Investments	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investments
Investments

Available for sale fixed maturities at December 31 consisted of the following (in millions):

	2018					2017
	Amortized Cost	Gross Unrealized		Net Unrealized	Fair Value	Amortized Cost	Gross Unrealized		Net Unrealized	Fair Value
		Gains	Losses				Gains	Losses
Fixed maturities:
U.S. Government and government agencies	$41	$1	$(3)	$(2)	$39	$48	$1	$(3)	$(2)	$46
States, municipalities and political subdivisions	4,195	130	(28)	102	4,297	4,147	190	(12)	178	4,325
Foreign government	11	2	—	2	13	11	2	—	2	13
Residential MBS	1,749	203	(4)	199	1,948	2,040	259	(2)	257	2,297
Commercial MBS	822	16	(2)	14	836	835	33	—	33	868
Asset-backed securities	7,507	122	(76)	46	7,553	6,120	130	(13)	117	6,237
Corporate and other	19,699	158	(411)	(253)	19,446	16,857	614	(34)	580	17,437
Total fixed maturities	$34,024	$632	$(524)	$108	$34,132	$30,058	$1,229	$(64)	$1,165	$31,223

The non-credit related portion of other-than-temporary impairment charges is included in other comprehensive income. Cumulative non-credit charges taken for securities still owned at December 31, 2018 and December 31, 2017, respectively, were $112 million and $127 million. Gross unrealized gains on such securities at December 31, 2018 and December 31, 2017 were $89 million and $103 million, respectively. Gross unrealized losses on such securities at December 31, 2018 and December 31, 2017 were $5 million and $4 million, respectively. These amounts represent the non-credit other-than-temporary impairment charges recorded in AOCI adjusted for subsequent changes in fair values and relate primarily to residential MBS.

As discussed in Note A — “Accounting Policies — Investments,” GALIC implemented new accounting guidance effective on January 1, 2018, which required all equity securities previously classified as “available for sale” to be reported at fair value, with holding gains and losses recognized in net earnings. Equity securities reported at fair value consisted of the following at December 31, 2018 (in millions):

			Fair Value
			over (under)
	Actual Cost	Fair Value	Cost
Common stocks	$562	$518	$(44)
Perpetual preferred stocks	236	225	(11)
Total equity securities carried at fair value	$798	$743	$(55)

The following tables show gross unrealized losses (dollars in millions) on available for sale fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at the following balance sheet dates.

	Less Than Twelve Months			Twelve Months or More
	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
December 31, 2018
Fixed maturities:
U.S. Government and government agencies	$—	$1	100%	$(3)	$11	79%
States, municipalities and political subdivisions	(12)	773	98%	(16)	471	97%
Residential MBS	(3)	203	99%	(1)	32	97%
Commercial MBS	(1)	117	99%	(1)	30	97%
Asset-backed securities	(60)	4,038	99%	(16)	440	96%
Corporate and other	(294)	9,616	97%	(117)	1,761	94%
Total fixed maturities	$(370)	$14,748	98%	$(154)	$2,745	95%

December 31, 2017
Fixed maturities:
U.S. Government and government agencies	$—	$4	100%	$(3)	$10	77%
States, municipalities and political subdivisions	(4)	396	99%	(8)	273	97%
Residential MBS	—	29	100%	(2)	33	94%
Commercial MBS	—	65	100%	—	—	—%
Asset-backed securities	(6)	876	99%	(7)	217	97%
Corporate and other	(18)	1,745	99%	(16)	524	97%
Total fixed maturities	$(28)	$3,115	99%	$(36)	$1,057	97%

Equity securities:
Common stocks	$(10)	$58	85%	$—	$—	—%
Perpetual preferred stocks	—	53	100%	—	10	100%
Total equity securities	$(10)	$111	92%	$—	$10	100%

At December 31, 2018, the gross unrealized losses on fixed maturities of $524 million relate to 1,758 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 91% of the gross unrealized loss and 96% of the fair value.

The determination of whether unrealized losses are other-than-temporary requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

b)	the extent to which fair value is less than cost basis,

c)	cash flow projections received from independent sources,

d)	historical operating, balance sheet and cash flow data contained in issuer SEC filings and news releases,

e)	near-term prospects for improvement in the issuer and/or its industry,

f)	third party research and communications with industry specialists,

g)	financial models and forecasts,

h)	the continuity of interest payments, maintenance of investment grade ratings and hybrid nature of certain investments,

i)	discussions with issuer management, and

j)	ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

GALIC analyzes its MBS securities for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. During 2018, GALIC recorded other-than-temporary impairment charges related to its residential MBS of $5 million.

In 2018, GALIC recorded approximately $16 million in other-than-temporary impairment charges related to fixed maturities other than residential MBS, including $11 million related to aircraft financing. Other-than-temporary impairment charges on fixed maturities other than residential MBS were $13 million in 2017 and $24 million in 2016. In addition, GALIC recorded $2 million in other-than-temporary impairment charges in 2017 on investments that are included in other investments on the balance sheet.

Management believes GALIC will recover its cost basis in the securities with unrealized losses and that GALIC has the ability to hold the securities until they recover in value and had no intent to sell them at December 31, 2018.

As discussed in Note A — “Accounting Policies — Investments,” effective January 1, 2018, all equity securities previously classified as “available for sale” are required to be carried at fair value through net earnings instead of accumulated other comprehensive income and therefore are no longer be evaluated for other-than-temporary impairment. In 2017 and 2016, GALIC recorded other-than-temporary impairment charges on equity securities classified as available for sale of $27 million and $41 million, respectively.

A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in millions):

	2018	2017	2016

Balance at January 1	$99	$104	$110
Additional credit impairments on:
Previously impaired securities	—	1	1
Securities without prior impairments	1	2	—
Reductions due to sales or redemptions	(3)	(8)	(7)
Balance at December 31	$97	$99	$104

The table below sets forth the scheduled maturities of available for sale fixed maturities (dollars in millions). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	December 31, 2018
	Amortized	Fair Value
	Cost	Amount	%

Maturity
One year or less	$868	$875	3%
After one year through five years	6,055	6,099	18%
After five years through ten years	13,246	13,057	38%
After ten years	3,777	3,764	11%
	23,946	23,795	70%
ABS (average life of approximately 5 years)	7,507	7,553	22%
MBS (average life of approximately 4.5 years)	2,571	2,784	8%
Total	$34,024	$34,132	100%

Certain risks are inherent in fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.
There were no investments in individual issuers that exceeded 10% of shareholder’s equity at December 31, 2018 or 2017.

Net Investment Income The following table shows (in millions) investment income earned and investment expenses incurred:

	2018	2017	2016
Investment income:
Fixed maturities	$1,450	$1,342	$1,248
Equity securities:
Dividends	30	21	24
Change in fair value (*)	13	—	—
Equity in earnings of partnerships and similar investments	96	37	22
Mortgage loans	45	46	47
Policy loans	10	11	11
Real estate and other	26	31	34
Gross investment income	1,670	1,488	1,386
Investment expenses	(13)	(10)	(10)
Net investment income	$1,657	$1,478	$1,376

(*)
As discussed in Note A — “Accounting Policies — Investments,” GALIC adopted guidance in January 2018 that requires all equity securities other than those accounted for under the equity method to be reported at fair value with holding gains and losses recognized in net earnings. Although the change in the fair value of the majority of GALIC’s equity securities is recorded in realized gains (losses) on securities, GALIC records holding gains and losses in net investment income on equity securities classified as “trading” under the previous guidance and on a small portfolio of limited partnership and similar investments that do not qualify for the equity method of accounting.

GALIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses, which included investment management fees charged by this subsidiary, were $7 million for the year ended December 31, 2018 and $5 million for both the years ended December 31, 2017 and 2016.

Realized gains (losses) and changes in unrealized appreciation (depreciation) included in AOCI related to fixed maturity and equity security investments are summarized as follows (in millions):

	2018				2017
	Realized gains (losses)				Realized gains (losses)
	Before Impairments	Impairments	Total	Change in Unrealized	Before Impairments	Impairments	Total	Change in Unrealized
Fixed maturities	$5	$(21)	$(16)	$(1,057)	$15	$(14)	$1	$455
Equity securities	(107)	—	(107)	—	12	(27)	(15)	66
Mortgage loans and other investments	—	—	—	—	(8)	(2)	(10)	—
Other (*)	11	7	18	502	(3)	14	11	(219)
Total pretax	(91)	(14)	(105)	(555)	16	(29)	(13)	302
Tax effects:
Reclassify impact of U.S. corporate tax rate change	—	—	—	—	—	—	—	101
Other	19	3	22	117	(6)	10	4	(106)
Total tax effects	19	3	22	117	(6)	10	4	(5)
Net of tax	$(72)	$(11)	$(83)	$(438)	$10	$(19)	$(9)	$297

	2016
	Realized gains (losses)
	Before Impairments	Impairments	Total	Change in Unrealized
Fixed maturities	$32	$(25)	$7	$127
Equity securities	17	(41)	(24)	51
Mortgage loans and other investments	—	—	—	—
Other (*)	(7)	15	8	(52)
Total pretax	42	(51)	(9)	126
Tax effects	(15)	18	3	(44)
Net of tax	$27	$(33)	$(6)	$82

(*)	Primarily adjustments to deferred policy acquisition costs and reserves related to the annuity business.

As discussed in Note A — “Accounting Policies — Investments,” effective January 1, 2018, all equity securities other than those accounted for under the equity method are carried at fair value through net earnings. GALIC recorded net holding gains (losses) on equity securities during 2018 on securities that were still owned at December 31, 2018 as follows (in millions):

2018
Included in realized gains (losses)	$(110)
Included in net investment income	13
$(97)

Gross realized gains and losses (excluding impairment write-downs and mark-to-market of derivatives) on available for sale fixed maturity investment transactions consisted of the following (in millions):

	2018	2017	2016
Fixed maturities:
Gross gains	$17	$37	$45
Gross losses	(12)	(19)	(6)

During 2017 and 2016, GALIC recorded gross gains of $23 million and $19 million and gross losses of $11 million and $2 million, respectively, on available for sale equity securities.